Segment Reporting - Reconciliation of Total Segment Assets (Detail) - USD ($) $ in Thousands	Sep. 30, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Total assets	$ 7,430,848	$ 12,814,752
Segment Reconciling Items | Cash and cash equivalents
Segment Reporting Information [Line Items]
Total assets	453,283	567,994
Segment Reconciling Items | Other assets not allocated
Segment Reporting Information [Line Items]
Total assets	124,793	281,244
Eliminations
Segment Reporting Information [Line Items]
Total assets	(23,086)	(114,549)
Teekay Offshore | Operating Segments
Segment Reporting Information [Line Items]
Total assets	302,706	5,354,702
Teekay LNG | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Total assets	115,168	193,553
Teekay LNG | Liquefied Gas Carriers | Operating Segments
Segment Reporting Information [Line Items]
Total assets	4,307,812	3,957,088
Teekay Tankers | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Total assets	1,675,347	1,870,211
Teekay Parent | Other
Segment Reporting Information [Line Items]
Total assets	59,882	13,208
Teekay Parent | Conventional Tankers | Operating Segments
Segment Reporting Information [Line Items]
Total assets	32,153	55,937
Teekay Parent | Offshore Production | Operating Segments
Segment Reporting Information [Line Items]
Total assets	$ 382,790	$ 635,364